DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Huntington Ingalls Industries Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General — The Plan is a qualified profit-sharing and employee stock ownership plan sponsored by Huntington Ingalls Industries, Inc. (the “Company” or “HII”) established on March 31, 2011. The Plan covers substantially all employees of the Company and its affiliates who are at least 18 years old, are citizens or residents of the United States of America, and are not covered under another defined contribution plan. The HII Administrative Committee controls and manages the operation and administration of the Plan. State Street Bank and Trust Company (“State Street” or the “Trustee”) serves as the trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

A majority of the Plan’s investments are held in the Huntington Ingalls Industries, Inc. Defined Contribution Plans Master Trust (the “DC Master Trust”). All of the Plan’s investments are participant-directed.

Certain employees hired or re-hired on or after March 31, 2011, who meet specific requirements are eligible to receive an additional employer contribution known as a Retirement Account Contribution (“RAC”). RACs are calculated and credited for each payroll date.

Plan Merger — Effective December 31, 2025, the HII Avondale Industries Savings Plan (“ASP”) merged into the Plan. Total assets of approximately $81,471,000 were transferred to the Plan. ASP has been frozen to new participants and no further contributions are required or permitted, with the exception of rollovers. All ASP participants are 100% vested and have the option to elect a rollover of his or her account balance to the Huntington Ingalls Industries Retirement Plan “B” (the “Pension Plan”), his or her individual retirement accounts, or another employer’s qualified retirement plan to postpone federal and most state income taxes. ASP participants may not borrow from their vested balance.

Contributions — Plan participants may contribute from 1% to 75% of eligible compensation in increments of 1%, on a tax-deferred (before-tax) basis, Roth 401(k) basis, or an after-tax basis, or a combination thereof, through payroll withholdings. An active participant may change the percentage of his or her contributions at any time. First time eligible employee (newly hired, rehired or certain transfers) participants are enrolled automatically into the Plan at a 2% tax-deferred contribution rate approximately 45 days after the date of hire, rehire, or transfer unless an alternative election is made. If an alternate election is not made, such contributions are automatically increased by 1% each year thereafter. Contributions are subject to certain limitations imposed by the Internal Revenue Code (the “Code”).

The Company’s matching contributions are generally as follows:

Company
Employee Contribution	Match
First 2% of participant’s eligible compensation	100%
Next 2% of participant’s eligible compensation	50%
Next 4% of participant’s eligible compensation	25%
The Company credits participants who meet eligibility requirements with a RAC each pay period in an amount determined as a percentage of eligible compensation for each pay period as follows:

Percentage of
Participant’s Age	Compensation
Less than 35	3%
35–49	4%
50 or older	5%
Participant Accounts — Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, any employer contributions, and an allocation of the Plan’s earnings, net of administration expenses, and charged with the participant's withdrawals and an allocation of the Plan’s losses, borne by the Plan. Allocations are based on the participant’s account balance, as defined in the Plan document. The benefit to which a participant is entitled is that which can be provided from the participant’s vested account.
Vesting — Plan participants are immediately vested in their own and employer matching contributions (including any investment earnings thereon).
Plan participants are fully vested in their RAC, plus earnings thereon, upon the completion of three years of vesting service.
Forfeited Accounts — Forfeitures of nonvested RACs plus earnings thereon may be used to reduce subsequent Company contributions or Plan administrative expenses. As of December 31, 2025 and 2024, forfeited nonvested accounts were approximately $1,743,000 and $73,000, respectively. During 2025, employer contributions and plan administrative expenses were reduced by approximately $5,362,000 due to forfeited nonvested accounts.
Investment Options — Upon enrollment in the Plan, each participant directs his or her contributions and Company contributions, in 1% increments, to be invested in any of the available investment options plus a self-directed brokerage account option described in the Plan document. The investment funds are managed by independent investment managers appointed by the HII Investment Committee (the “Investment Committee”). Except for the Stable Value Fund disclosed in Note 5, there are no redemption restrictions or unfunded commitments.
Participants may change their investment direction daily. Existing account balances can be transferred daily, subject to certain restrictions.
Contributions deposited into each investment fund buy units of that fund based on unit values that are updated daily prior to any Plan transactions, including contributions, withdrawals, distributions, and transfers. The value of each participant’s account within each fund depends on the number of units purchased to date and the current value of each unit.
Notes Receivable from Participants — Participants may borrow from their vested accounts a minimum of $1,000, up to a maximum equal to the lesser of $50,000, reduced by the highest outstanding loan balance over the past 12 months, or 50% of their account balance (not including certain Company contributions). A participant may not have more than one outstanding loan at any given time (except for those merged from other plans). Loans are secured by the assignment of the participant's vested interest in the Plan. The interest rate is fixed on the last business day of each month at the prime rate as determined by the Trustee plus 1%. Repayments are made from payroll deductions
(for active employees) or other form of payment (for former employees or employees on a leave of absence). The maximum loan period for a regular loan is five years. Participants may obtain 15 year loans if used to acquire a dwelling that is the principal residence of the participant. Loans transferred in as the result of a plan merger may, however, have maximum loan periods greater than 15 years. Loans may be repaid early in full; partial early repayments are not permitted. As of December 31, 2025, participant loans had maturities through 2041 at interest rates ranging from 4.25% to 9.50%.
Payment of Benefits — On termination of employment with the Company (including termination due to death, disability, or retirement), a participant will receive a lump sum payment of his or her entire account balance (net of any outstanding loan balances). Certain partial distributions after termination of employment and before age 73 are permitted by the Plan. Participants may rollover account balances to individual retirement accounts or another employer’s qualified retirement plan to postpone federal and most state income taxes. Participants with frozen account balances under a previous savings plan may be eligible to elect special distribution options under the previous plan.
Distributions from the Huntington Ingalls Industries Stock Fund ("HII Stock Fund") may be paid in cash, stock, or a combination of both, depending on the participant’s election.
Withdrawals — A participant may withdraw all or a portion of his or her after-tax contributions (plus earnings) at any time, limited to one withdrawal per quarter. In addition, a participant may withdraw all or a portion of his or her Company matching contributions (plus earnings) at any time, also limited to one withdrawal per quarter. A participant may withdraw all or a portion of his or her before-tax contributions for any reason after reaching age 59.5, or prior to reaching age 59.5 in the case of hardship (as described in the Plan document). Withdrawals are limited to the amount of a participant’s vested account balance net of any loan balances outstanding and are subject to tax withholding as appropriate.